UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-22800

Exact Name of Registrant as Specified in Charter:	Delaware Ivy High Income Opportunities Fund

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD.

================= Delaware Ivy High Income Opportunities Fund ==================

CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: APR 26, 2023   Meeting Type: Annual
Record Date:  MAR 03, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director Matthew C. Blank         For       For          Management
1.3   Elect Director Thomas H. Castro         For       For          Management
1.4   Elect Director Deborah A. Farrington    For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Amend Omnibus Stock Plan                For       For          Management
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

--------------------------------------------------------------------------------

VANTAGE DRILLING INTERNATIONAL

Ticker:       VTDRF          Security ID:  G9325C105
Meeting Date: SEP 13, 2022   Meeting Type: Annual
Record Date:  AUG 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas R. Bates, Jr.     For       For          Management
1.2   Elect Director Manuel A. Garcia         For       Against      Management
1.3   Elect Director Paul A. Gordon           For       Against      Management
1.4   Elect Director Nils E. Larsen           For       For          Management
1.5   Elect Director Ihab M. Toma             For       Against      Management
1.6   Elect Director L. Spencer Wells         For       For          Management

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE IVY HIGH INCOME OPPORTUNITIES FUND

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2023